OTHER CURRENT AND NONCURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER CURRENT AND NONCURRENT ASSETS
OTHER CURRENT AND NONCURRENT ASSETS
14.OTHER CURRENT AND NON-CURRENT ASSETS

	2022	2021
Marketing and advertising advances	43,509	80,078
Supplier advances	290,205	350,830
Employee advances	20,267	17,402
Rent advances and guarantee deposit (a)	160,437	172,465
Advance insurance expenses	124,293	160,911
Overfunded pension plan (b)	694,527	1,043,799
Customs broker advances - Import taxes	38,398	60,739
Sublease receivables (c)	262,108	347,174
Carbon credits	14,297	11,479
Receivables from service providers (d)	110,214	162,268
Other	257,566	268,066
	2,015,821	2,675,211

Current	763,384	912,160
Non-current	1,252,437	1,763,051

a)	Mainly related to: (i) advances for lease agreements that were not included in the initial measurement of lease liabilities / right-of-use of the subsidiary The Body Shop, in accordance with the exemptions of IFRS 16 / CPC 06(R2); and (ii) security deposits for the rental of certain stores of the subsidiaries The Body Shop and Aesop, which will be returned by the landlord at the end of the lease agreements.
b)	Pension plan arising from the acquisition of Avon. The change in balance refers to reviewing the mortality tables and the impact on the exchange rate variation due to the valorization of the real.
c)	Refers to the sublease receivable from the New York office owned by the subsidiary Avon.
d)	Refers to receivables mainly arising from damage that occurred with carriers and insurance companies.